Equity Incentive Plan - Non-vested shares (Table) (Details) - 6 months ended Jun. 30, 2015 - Dryships Inc. - $ / shares	Total
Number of non-vested shares
Number of non vested shares
Balance	7,233,333
Granted	0
Vested	0
Balance	7,233,333
Weighted average grant date fair value per non-vested shares
Weighted average grant date fair value per non vested shares
Balance	$ 3.81
Granted	0
Vested	0
Balance	$ 3.81